Document And Entity Information	Mar. 14, 2022
Document Information [Line Items]
Entity, Registrant Name	Super League Gaming, Inc.
Document, Type	8-K
Document, Period End Date	Mar. 14, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38819
Entity, Tax Identification Number	47-1990734
Entity, Address, Address Line One	2912 Colorado Avenu
Entity, Address, Address Line Two	Suite #203
Entity, Address, City or Town	Santa Monica
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90404
City Area Code	802
Local Phone Number	294-2754
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SLGG
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0001621672